UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders

This filing is on behalf of three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2022

Dear SunAmerica Series Trust,

We are pleased to present our semiannual report for certain portfolios of the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended June 30, 2022. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2022

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2022 and held until June 30, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2022	Ending Account Value Using Actual Return at June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022	Beginning Account Value at January 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022	Annualized Expense Ratio*
SA Wellington Capital Appreciation
Class 1	$1,000.00	$618.79	$2.93	$1,000.00	$1,021.17	$3.66	0.74%
Class 2	$1,000.00	$618.25	$3.53	$1,000.00	$1,020.43	$4.41	0.89%
Class 3	$1,000.00	$617.85	$3.93	$1,000.00	$1,019.93	$4.91	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$900.06	$2.64	$1,000.00	$1,022.02	$2.81	0.56%
Class 2	$1,000.00	$899.74	$3.34	$1,000.00	$1,021.27	$3.56	0.71%
Class 3	$1,000.00	$899.15	$3.81	$1,000.00	$1,020.78	$4.06	0.81%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$811.45	$3.86	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$810.14	$4.98	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2022” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2022” and the “Annualized Expense Ratio” would have been lower.

3

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Internet	27.4%
Software	13.8
Healthcare-Products	6.0
Diversified Financial Services	5.3
Unaffiliated Investment Companies	4.5
Semiconductors	4.5
Repurchase Agreements	4.0
Pharmaceuticals	3.6
Retail	3.4
Telecommunications	2.7
Commercial Services	2.7
Home Builders	2.3
Chemicals	2.3
Media	2.0
Building Materials	1.6
Healthcare-Services	1.6
REITS	1.0
Electronics	1.0
Energy-Alternate Sources	1.0
Machinery-Diversified	0.9
Entertainment	0.8
Oil & Gas	0.7
Electrical Components & Equipment	0.6
Beverages	0.5
Leisure Time	0.5
94.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 86.2%
Beverages — 0.5%
Monster Beverage Corp.†	76,400	$ 7,082,280
Building Materials — 1.6%
Johnson Controls International PLC	499,316	23,907,250
Chemicals — 2.3%
Albemarle Corp.	103,833	21,699,021
Nutrien, Ltd.	158,283	12,613,572
		34,312,593
Commercial Services — 2.7%
Block, Inc., Class A†	313,375	19,260,027
CoStar Group, Inc.†	345,424	20,867,064
		40,127,091
Diversified Financial Services — 5.3%
Mastercard, Inc., Class A	185,160	58,414,277
Tradeweb Markets, Inc., Class A	311,711	21,274,276
		79,688,553
Electrical Components & Equipment — 0.6%
Universal Display Corp.	95,750	9,684,155
Electronics — 1.0%
Agilent Technologies, Inc.	121,907	14,478,894
Energy-Alternate Sources — 1.0%
SolarEdge Technologies, Inc.†	52,363	14,330,706
Entertainment — 0.8%
DraftKings, Inc., Class A†	1,074,074	12,534,444
Healthcare-Products — 6.0%
Danaher Corp.	87,066	22,072,972
Exact Sciences Corp.†	431,075	16,980,044
Inspire Medical Systems, Inc.†	87,923	16,060,895
Insulet Corp.†	128,740	28,057,596
Intuitive Surgical, Inc.†	32,920	6,607,373
		89,778,880
Healthcare-Services — 1.6%
Humana, Inc.	50,379	23,580,898
Home Builders — 2.3%
Lennar Corp., Class A	258,877	18,268,950
Thor Industries, Inc.	215,742	16,122,400
		34,391,350
Internet — 27.4%
Airbnb, Inc., Class A†	284,702	25,361,254
Alphabet, Inc., Class A†	57,834	126,035,323
Amazon.com, Inc.†	1,023,500	108,705,935
Etsy, Inc.†	199,225	14,585,262
Match Group, Inc.†	197,134	13,738,268
Meta Platforms, Inc., Class A†	88,359	14,247,889
Okta, Inc.†	229,089	20,709,646
Palo Alto Networks, Inc.†	67,608	33,394,296
Roku, Inc.†	176,748	14,518,081
Snap, Inc., Class A†	1,646,788	21,622,326
Spotify Technology SA†	173,870	16,314,222
		409,232,502
Leisure Time — 0.5%
Peloton Interactive, Inc., Class A†	730,463	6,705,650
Machinery-Diversified — 0.9%
Middleby Corp.†	108,041	13,544,020
Security Description	Shares or Principal Amount	Value

Media — 2.0%
Walt Disney Co.†	309,377	$ 29,205,189
Oil & Gas — 0.7%
Pioneer Natural Resources Co.	43,505	9,705,095
Pharmaceuticals — 3.6%
DexCom, Inc.†	299,900	22,351,547
Eli Lilly & Co.	99,048	32,114,333
		54,465,880
REITS — 1.0%
AvalonBay Communities, Inc.	79,184	15,381,492
Retail — 3.4%
Lululemon Athletica, Inc.†	126,696	34,538,596
Ulta Beauty, Inc.†	43,771	16,872,845
		51,411,441
Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	137,550	10,518,448
NVIDIA Corp.	376,901	57,134,423
		67,652,871
Software — 13.8%
DocuSign, Inc.†	215,193	12,347,774
Five9, Inc.†	192,672	17,560,126
ironSource, Ltd., Class A†	1,974,651	4,699,669
Magic Leap, Inc., Class A†(1)(2)	186	2,232
MongoDB, Inc.†	60,964	15,820,158
Paycom Software, Inc.†	103,631	29,029,116
RingCentral, Inc., Class A†	190,033	9,931,125
Salesforce, Inc.†	98,300	16,223,432
Take-Two Interactive Software, Inc.†	108,614	13,308,474
Veeva Systems, Inc., Class A†	181,647	35,973,372
Workday, Inc., Class A†	277,476	38,730,100
ZoomInfo Technologies, Inc.†	399,671	13,285,064
		206,910,642
Telecommunications — 2.7%
Arista Networks, Inc.†	430,271	40,333,603
Total Common Stocks (cost $1,877,540,900)		1,288,445,479
CONVERTIBLE PREFERRED STOCKS — 0.0%
Advertising — 0.0%
Nanigans, Inc., Series B†(1)(2) (cost $1,384,662)	126,818	0
UNAFFILIATED INVESTMENT COMPANIES — 4.5%
Exchange-Traded Funds — 4.5%
iShares Russell 1000 Growth ETF (cost $69,523,523)	311,405	68,104,273
WARRANTS — 0.0%
Advertising — 0.0%
Nanigans, Inc. Expires 06/18/2028†(1)(2) (cost $0)	299,087	0
Total Long-Term Investment Securities (cost $1,948,449,085)		1,356,549,752
REPURCHASE AGREEMENTS — 4.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$12,105,000	12,105,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	11,735,000	11,735,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(3)	$10,170,000	$ 10,170,000
Deutsche Bank AG Joint Repurchase Agreement(3)	12,845,000	12,845,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	12,835,000	12,835,000
Total Repurchase Agreements (cost $59,690,000)		59,690,000
TOTAL INVESTMENTS (cost $2,008,139,085)(4)	94.7%	1,416,239,752
Other assets less liabilities	5.3	78,713,273
NET ASSETS	100.0%	$1,494,953,025
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,232	$12.00	0.00%
Convertible Preferred Stocks
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00
Warrants
Nanigans, Inc. Expires 06/18/2028	12/14/2021	299,087	0	0	0.00	0.00
				$2,232		0.00%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$ 206,908,410	$ —	$2,232	$ 206,910,642
Other Industries	1,081,534,837	—	—	1,081,534,837
Convertible Preferred Stocks	—	—	0	0
Unaffiliated Investment Companies	68,104,273	—	—	68,104,273
Warrants	—	—	0	0
Repurchase Agreements	—	59,690,000	—	59,690,000
Total Investments at Value	$1,356,547,520	$59,690,000	$2,232	$1,416,239,752
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	72.0%
Repurchase Agreements	21.2
Banks	9.4
Collateralized Mortgage Obligations	5.4
Insurance	3.2
Healthcare-Services	2.0
Other Asset Backed Securities	2.0
Municipal Securities	1.5
Electric	1.4
Gas	0.7
Foreign Government Obligations	0.6
Auto Loan Receivables	0.6
Telecommunications	0.5
Diversified Financial Services	0.5
Pipelines	0.4
REITS	0.3
Semiconductors	0.2
Biotechnology	0.2
Media	0.2
Commercial Services	0.2
Oil & Gas	0.1
122.6%
Credit Quality†#
Aaa	75.7%
Aa	3.4
A	14.2
Baa	1.5
Not Rated@	5.2
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.3%
Banks — 9.4%
Bank of America Corp.
1.73%, 07/22/2027	$ 4,575,000	$ 4,081,247
3.00%, 12/20/2023	1,547,000	1,542,245
3.19%, 07/23/2030	5,015,000	4,506,111
3.59%, 07/21/2028	2,245,000	2,120,441
3.97%, 02/07/2030	2,645,000	2,502,380
Bank of Nova Scotia
2.70%, 08/03/2026	6,570,000	6,192,307
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	10,255,012
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,821,634
3.38%, 01/09/2025*	2,025,000	1,979,286
Cooperatieve Rabobank UA
1.11%, 02/24/2027*	4,015,000	3,545,682
Credit Agricole SA
3.75%, 04/24/2023*	1,175,000	1,174,083
Credit Suisse Group AG FRS
2.96%, (3 ML+1.24%), 06/12/2024*	3,725,000	3,730,563
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	8,966,153
3.88%, 09/12/2023*	1,350,000	1,344,833
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,448,017
Goldman Sachs Group, Inc.
1.43%, 03/09/2027	7,705,000	6,837,731
2.38%, 07/21/2032	3,380,000	2,741,815
2.62%, 04/22/2032	1,995,000	1,660,767
3.27%, 09/29/2025	2,075,000	2,017,917
3.81%, 04/23/2029	2,565,000	2,422,407
HSBC Holdings PLC
1.59%, 05/24/2027	4,815,000	4,233,985
2.21%, 08/17/2029	3,795,000	3,196,464
3.60%, 05/25/2023	7,310,000	7,326,567
4.95%, 03/31/2030	670,000	663,417
JPMorgan Chase & Co.
1.95%, 02/04/2032	2,895,000	2,320,137
3.85%, 06/14/2025	8,930,000	8,848,469
4.45%, 12/05/2029	4,520,000	4,410,082
Morgan Stanley
1.93%, 04/28/2032	1,505,000	1,196,717
3.63%, 01/20/2027	4,975,000	4,835,549
3.88%, 04/29/2024	6,125,000	6,137,564
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	8,042,876
NBK SPC, Ltd.
1.63%, 09/15/2027*	6,250,000	5,570,500
Standard Chartered PLC
0.99%, 01/12/2025*	3,310,000	3,124,791
US Bancorp
7.50%, 06/01/2026	400,000	447,613
Wells Fargo & Co.
2.57%, 02/11/2031	2,760,000	2,378,097
3.00%, 10/23/2026	1,780,000	1,682,925
		137,306,384
Biotechnology — 0.2%
CSL Finance PLC
4.25%, 04/27/2032*	3,020,000	2,960,943
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.2%
Stanford University
6.88%, 02/01/2024	$ 1,970,000	$ 2,081,229
Diversified Financial Services — 0.5%
Blackstone Holdings Finance Co. LLC
2.55%, 03/30/2032*	1,770,000	1,482,505
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,810,000	1,417,919
4.35%, 06/15/2029	1,060,000	1,047,936
4.60%, 03/15/2033	2,790,000	2,781,619
4.95%, 06/15/2052	880,000	866,245
		7,596,224
Electric — 1.4%
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053*	2,875,000	2,776,634
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	2,135,000	1,629,535
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,266,805
6.05%, 01/15/2038	2,400,000	2,682,596
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	3,646,000	3,563,475
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	1,300,000	1,335,462
SCE Recovery Funding LLC
0.86%, 11/15/2031	1,366,971	1,200,234
1.94%, 05/15/2038	630,000	490,132
2.51%, 11/15/2043	365,000	279,132
Southern California Edison Co.
3.70%, 08/01/2025	430,000	423,358
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,995,000	3,972,306
		19,619,669
Gas — 0.7%
Boston Gas Co.
3.00%, 08/01/2029*	995,000	884,517
3.15%, 08/01/2027*	1,655,000	1,539,621
Brooklyn Union Gas Co.
3.41%, 03/10/2026*	1,170,000	1,121,991
KeySpan Gas East Corp.
2.74%, 08/15/2026*	3,525,000	3,328,108
Southern California Gas Co.
2.95%, 04/15/2027	3,070,000	2,909,930
		9,784,167
Healthcare-Services — 2.0%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	703,847
Children's Hospital
2.93%, 07/15/2050	1,890,000	1,351,865
CommonSpirit Health
3.82%, 10/01/2049	6,100,000	5,119,032
Dignity Health
3.81%, 11/01/2024	1,242,000	1,232,995

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Kaiser Foundation Hospitals
2.81%, 06/01/2041	$ 1,415,000	$ 1,102,854
Mercy Health
3.56%, 08/01/2027	2,700,000	2,593,730
4.30%, 07/01/2028	2,645,000	2,670,867
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	6,525,000	5,388,421
Roche Holdings, Inc.
2.38%, 01/28/2027*	5,080,000	4,802,548
Sutter Health
2.29%, 08/15/2030	950,000	817,643
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,155,000	992,213
3.75%, 07/15/2025	1,165,000	1,164,529
4.20%, 05/15/2032	1,300,000	1,305,469
4.75%, 05/15/2052	230,000	231,390
		29,477,403
Insurance — 3.2%
Athene Global Funding
2.50%, 03/24/2028*	8,470,000	7,287,436
Brighthouse Financial Global Funding
1.00%, 04/12/2024*	600,000	566,857
1.55%, 05/24/2026*	4,000,000	3,571,697
Equitable Financial Life Global Funding
1.40%, 08/27/2027*	3,405,000	2,935,351
1.80%, 03/08/2028*	5,985,000	5,196,924
Five Corners Funding Trust II
2.85%, 05/15/2030*	2,480,000	2,162,753
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,614,864
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	4,420,000	3,726,537
3.45%, 12/18/2026*	1,330,000	1,285,221
4.40%, 06/30/2027*	3,350,000	3,379,873
New York Life Global Funding
2.90%, 01/17/2024*	4,655,000	4,614,586
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059*	294,000	220,379
Protective Life Global Funding
4.71%, 07/06/2027*	7,380,000	7,451,528
		46,014,006
Media — 0.2%
Comcast Corp.
3.95%, 10/15/2025	2,535,000	2,547,476
4.25%, 01/15/2033	200,000	197,071
		2,744,547
Oil & Gas — 0.1%
Equinor ASA
2.45%, 01/17/2023	211,000	210,808
Exxon Mobil Corp.
2.61%, 10/15/2030	845,000	760,667
Shell International Finance BV
3.25%, 05/11/2025	1,000,000	988,620
		1,960,095
Security Description	Shares or Principal Amount	Value

Pipelines — 0.4%
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	$ 7,375,000	$ 6,287,188
REITS — 0.3%
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,392,932
1.88%, 07/15/2050*	810,000	748,818
2.84%, 01/15/2050*	1,030,000	994,935
3.45%, 03/15/2048*	1,495,000	1,482,515
		4,619,200
Semiconductors — 0.2%
QUALCOMM, Inc.
4.25%, 05/20/2032	3,275,000	3,343,166
Telecommunications — 0.5%
NBN Co., Ltd.
2.50%, 01/08/2032*	6,485,000	5,452,847
2.63%, 05/05/2031*	350,000	299,271
Verizon Communications, Inc.
4.40%, 11/01/2034	2,000,000	1,927,966
		7,680,084
Total Corporate Bonds & Notes (cost $306,784,906)		281,474,305
ASSET BACKED SECURITIES — 2.6%
Auto Loan Receivables — 0.6%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	5,913,386	5,697,754
Ford Credit Auto Lease Trust
Series 2021-A, Class C 0.78%, 09/15/2025	1,585,000	1,542,517
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	746,481
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	646,408
		8,633,160
Other Asset Backed Securities — 2.0%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	560,019	384,796
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(1)	815,178	794,854
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	783,243	690,945
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	1,403,355	1,238,535
Cloud Pass-Through Trust VRS
Series 2019-1A, Class CLOU 3.55%, 12/05/2022*(1)	5,047	5,039
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,510,226	3,204,080
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,637,548	3,275,242

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	$ 405,778	$ 359,053
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	733,484	636,169
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	389,817	353,556
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,793,431
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	3,985,000	3,480,064
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	5,815,000	5,608,985
SoFi Consumer Loan Program Trust
Series 2021-1, Class A 0.49%, 09/25/2030*	775,929	753,497
STARR II
Series 2019-1, Class A 4.09%, 03/15/2044*	449,939	411,848
Symphony CLO XVII, Ltd. FRS
Series 2016-17A, Class AR 1.92%, (3 ML+0.88%), 04/15/2028*	770,279	760,708
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2 1.65%, 09/15/2045*	3,280,000	2,989,486
Series 2019-1A, Class A2 3.19%, 07/15/2044*	767,617	746,640
		28,486,928
Total Asset Backed Securities (cost $40,049,455)		37,120,088
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Commercial and Residential — 2.7%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	214,205	210,324
Series 2019-4, Class A1 2.99%, 07/26/2049*(1)	98,888	98,416
Series 2019-2, Class A1 3.63%, 03/25/2049*(1)	55,724	55,527
Series 2018-3, Class A1 3.65%, 09/25/2048*(1)	133,237	132,544
BFLD Trust FRS
Series 2020-OBRK, Class A 3.37%, (1 ML+2.05%), 11/15/2028*	2,140,000	2,111,980
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 2.02%, (1 ML+0.70%), 09/15/2036*	4,455,000	4,296,756
BX Trust FRS
Series 2021-LGCY, Class A 1.83%, (1 ML+0.51%), 10/15/2023*	9,100,000	8,571,311
Series 2021-ARIA, Class B 2.62%, (1 ML+1.30%), 10/15/2036*	3,975,000	3,715,491
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BXHPP Trust FRS
Series 2021-FILM, Class A 1.97%, (1 ML+0.65%), 08/15/2036*	$ 4,335,000	$ 4,107,594
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,956,710	1,750,232
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	969,482	946,985
LIFE Mtg. Trust FRS
Series 2021-BMR, Class A 2.02%, (1 ML+0.70%), 03/15/2038*	879,758	851,457
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	556,391	540,011
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	380,015	376,708
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	1,085,578
SREIT Trust FRS
Series 2021-MFP, Class B 2.40%, (1 ML+1.08%), 11/15/2038*	4,550,000	4,287,217
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	852,664	831,392
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	397,350	389,990
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	5,245,601	4,758,746
		39,118,259
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36%, 10/25/2036	3,890,000	3,238,747
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,605,868
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	1,294,683	1,240,005
Series 4142, Class PT 1.25%, 12/15/2027	984,096	944,300
Series 4122, Class AB 1.50%, 10/15/2042	256,967	237,689
Series 4654, Class KA 3.00%, 06/15/2045	2,827,229	2,750,489
Series 4758, Class CA 3.00%, 07/15/2047	1,875,855	1,830,034
Series 3967, Class ZP 4.00%, 09/15/2041	1,822,320	1,846,921
Series 4809, Class CZ 4.00%, 07/15/2048	1,540,693	1,547,727
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	7,886,384	7,238,604

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-3, Class MA 3.50%, 10/25/2058	$ 1,111,727	$ 1,101,487
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	815,432	780,384
Series 2012-103, Class HB 1.50%, 09/25/2027	2,724,604	2,625,505
Series 2013-36, Class Z 3.00%, 04/25/2043	2,409,070	2,303,967
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,308,310	1,218,054
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,499,208	3,291,317
Series 2019-6, Class GJ 3.00%, 02/25/2049	414,514	408,904
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,915,659	2,865,732
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 1.33%, (1 ML+0.40%), 10/25/2024	180,908	180,348
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50%, 09/16/2035	4,108	4,232
Series 2005-74, Class HB 7.50%, 09/16/2035	75,361	79,482
Series 2005-74, Class HC 7.50%, 09/16/2035	45,825	49,219
		39,389,015
Total Collateralized Mortgage Obligations (cost $83,518,777)		78,507,274
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 72.0%
U.S. Government — 41.0%
United States Treasury Bonds
1.75%, 08/15/2041	1,220,000	933,538
1.88%, 02/15/2041	45,000	35,492
2.25%, 08/15/2049(2)	805,000	666,012
2.25%, 02/15/2052	21,975,000	18,239,250
2.38%, 02/15/2042	4,065,000	3,466,048
2.50%, 02/15/2045 to 05/15/2046	8,470,000	7,231,334
2.75%, 08/15/2047 to 11/15/2047	9,368,000	8,452,324
2.88%, 08/15/2045 to 05/15/2052	51,095,000	48,427,047
3.25%, 05/15/2042	76,065,000	74,638,781
United States Treasury Notes
0.25%, 03/15/2024 to 09/30/2025	30,860,000	28,507,896
0.38%, 04/15/2024 to 01/31/2026	50,760,000	46,642,850
0.50%, 11/30/2023 to 02/28/2026	23,815,000	22,453,410
0.75%, 12/31/2023 to 04/30/2026	24,295,000	22,545,705
0.88%, 01/31/2024 to 09/30/2026	41,385,000	38,467,508
1.13%, 10/31/2026	12,000,000	11,077,031
1.25%, 11/30/2026 to 12/31/2026	69,390,000	64,251,032
1.38%, 11/15/2031	950,000	826,352
1.50%, 01/31/2027 to 11/30/2028	8,440,000	7,767,633
1.63%, 10/31/2026 to 05/15/2031	2,035,000	1,887,776
1.88%, 02/28/2027 to 02/15/2032	27,745,000	25,499,613
2.38%, 03/31/2029	7,085,000	6,794,958
2.50%, 04/30/2024 to 03/31/2027	39,915,000	39,243,877
2.63%, 04/15/2025 to 05/31/2027	23,690,000	23,340,402
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.75%, 04/30/2027	$13,325,000	$ 13,164,684
2.88%, 10/31/2023 to 05/15/2032	81,420,000	81,076,171
3.25%, 06/30/2027	2,400,000	2,439,188
		598,075,912
U.S. Government Agency — 31.0%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	28,805,635	25,258,604
2.50%, 10/01/2031 to 12/01/2051	18,937,679	17,473,585
3.00%, 11/01/2046 to 10/01/2051	24,215,431	22,923,989
4.00%, 09/01/2026 to 12/01/2040	1,711,174	1,734,171
6.00%, 12/01/2039	98,442	104,141
7.50%, 05/01/2027	300	315
Federal National Mtg. Assoc.
1.50%, 11/01/2041	5,583,333	4,795,392
2.00%, 09/01/2031 to 09/01/2051	23,857,195	21,208,450
2.50%, 03/01/2030 to 12/01/2051	45,672,080	41,617,054
3.00%, 05/01/2027 to 10/01/2051	25,697,203	24,226,505
3.01%, 12/01/2024	3,436,521	3,411,215
3.12%, 05/01/2033	2,532,180	2,451,602
3.50%, 07/01/2051	11,550,086	11,223,281
4.00%, 09/01/2026 to 02/01/2046	5,656,989	5,709,168
4.50%, 11/01/2026 to 10/01/2043	1,173,499	1,197,086
5.50%, 03/01/2038 to 06/01/2040	224,338	240,889
6.50%, 02/01/2038 to 10/01/2039	58,558	63,742
Government National Mtg. Assoc.
2.00%, July 30 TBA	16,900,000	15,035,389
2.50%, July 30 TBA	23,278,000	21,340,289
3.00%, July 30 TBA	16,325,000	15,401,298
4.00%, 02/15/2041 to 08/15/2042	668,340	684,494
4.00%, July 30 TBA	7,000,000	6,977,305
4.50%, 05/15/2040 to 05/15/2042	733,910	762,094
4.50%, July 30 TBA	3,025,000	3,072,266
5.00%, 07/15/2033 to 04/15/2041	996,037	1,042,369
5.50%, 10/15/2032 to 04/15/2036	571,479	603,236
6.00%, 06/15/2028 to 06/15/2041	2,871,223	3,123,266
6.50%, 08/15/2023 to 05/15/2032	464,463	488,820
7.00%, 11/15/2031 to 11/15/2033	82,275	88,440
8.00%, 10/15/2029 to 03/15/2031	65,629	67,239
Uniform Mtg. Backed Securities
2.00%, July 15 TBA	800,000	747,969
2.00%, July 30 TBA	31,655,000	27,529,340
2.00%, August 30 TBA	48,650,000	42,263,737
2.50%, July 15 TBA	6,925,000	6,622,789
2.50%, July 30 TBA	17,871,000	16,102,050
2.50%, August 30 TBA	17,865,000	16,074,998
3.00%, July 15 TBA	4,225,000	4,131,423
3.50%, July 15 TBA	26,275,000	26,136,440
3.50%, July 30 TBA	32,315,000	31,124,647
4.00%, July 30 TBA	15,625,000	15,426,025
4.50%, July 30 TBA	10,200,000	10,252,195
5.00%, July 30 TBA	3,000,000	3,064,336
		451,801,643
Total U.S. Government & Agency Obligations (cost $1,082,718,295)		1,049,877,555
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Federal Government of the United Arab Emirates
4.95%, 07/07/2052*	3,770,000	3,807,760

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Saudi Arabia
2.88%, 03/04/2023*	$ 2,110,000	$ 2,104,484
State of Qatar
3.88%, 04/23/2023*	3,335,000	3,346,666
Total Foreign Government Obligations (cost $7,800,162)		9,258,910
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	96,220
California Health Facilities Financing Authority Revenue Bonds
4.35%, 06/01/2041	2,045,000	1,915,765
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	145,000	173,881
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds
2.91%, 02/01/2048	515,000	401,250
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	146,304
4.51%, 11/01/2051	930,000	903,926
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	2,670,000	2,325,502
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034	100,000	86,203
3.00%, 06/01/2046	445,000	391,051
3.29%, 06/01/2042	200,000	161,322
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,910,000	2,181,594
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,196,613
5.37%, 05/01/2026	560,000	583,657
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	100,000	104,506
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,419,000	1,665,482
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	2,238,764	2,286,305
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,232,572
Security Description	Shares or Principal Amount	Value

Sales Tax Securitization Corp. Revenue Bonds
4.79%, 01/01/2048	$ 1,515,000	$ 1,540,109
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,740,000	1,848,793
Utility Debt Securitization Authority Revenue Bonds
3.44%, 12/15/2025	860,000	858,932
Total Municipal Securities (cost $23,754,703)		22,099,987
Total Long-Term Investment Securities (cost $1,544,626,298)		1,478,338,119
REPURCHASE AGREEMENTS — 21.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	62,745,000	62,745,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	60,840,000	60,840,000
BNP Paribas SA Joint Repurchase Agreement(3)	52,730,000	52,730,000
Deutsche Bank AG Joint Repurchase Agreement(3)	66,535,000	66,535,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	66,520,000	66,520,000
Total Repurchase Agreements (cost $309,370,000)		309,370,000
TOTAL INVESTMENTS (cost $1,853,996,298)(4)	122.6%	1,787,708,119
Other assets less liabilities	(22.6)	(329,696,586)
NET ASSETS	100.0%	$1,458,011,533
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $226,063,330 representing 15.5% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Short	U.S. Treasury 5 Year Notes	September 2022	$2,716,125	$2,694,000	$22,125
						Unrealized (Depreciation)
318	Long	U.S. Treasury 2 Year Notes	September 2022	$67,134,480	$66,784,969	$(349,511)
8	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	1,035,273	1,019,000	(16,273)
						$(365,784)
Net Unrealized Appreciation (Depreciation)						$(343,659)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 281,474,305	$—	$ 281,474,305
Asset Backed Securities	—	37,120,088	—	37,120,088
Collateralized Mortgage Obligations	—	78,507,274	—	78,507,274
U.S. Government & Agency Obligations	—	1,049,877,555	—	1,049,877,555
Foreign Government Obligations	—	9,258,910	—	9,258,910
Municipal Securities	—	22,099,987	—	22,099,987
Repurchase Agreements	—	309,370,000	—	309,370,000
Total Investments at Value	$ —	$1,787,708,119	$—	$1,787,708,119
Other Financial Instruments:†
Futures Contracts	$ 22,125	$ —	$—	$ 22,125
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$365,784	$ —	$—	$ 365,784
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2022— (unaudited)

Industry Allocation*
Foreign Government Obligations	19.9%
U.S. Government & Agency Obligations	11.8
Software	5.4
Internet	4.9
Diversified Financial Services	4.0
Pharmaceuticals	3.9
Retail	3.9
Healthcare-Services	2.9
Telecommunications	2.8
Commercial Services	2.7
Banks	2.7
REITS	2.6
Oil & Gas	2.5
Electric	2.3
Short-Term Investments	2.3
Machinery-Diversified	2.3
Repurchase Agreements	2.2
Chemicals	1.6
Distribution/Wholesale	1.4
Insurance	1.3
Semiconductors	1.3
Healthcare-Products	1.3
Aerospace/Defense	1.3
Transportation	1.1
Computers	1.1
Oil & Gas Services	1.1
Cosmetics/Personal Care	1.0
Home Builders	0.9
Miscellaneous Manufactur	0.9
Mining	0.8
Electronics	0.8
Unaffiliated Investment Companies	0.8
Home Furnishings	0.7
Auto Manufacturers	0.7
Hand/Machine Tools	0.6
Building Materials	0.4
Biotechnology	0.4
Private Equity	0.3
Media	0.2
Food	0.1
99.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.5%
Aerospace/Defense — 1.3%
General Dynamics Corp.	7,492	$ 1,657,605
Auto Manufacturers — 0.6%
Ferrari NV	4,020	741,453
Banks — 2.3%
Commerzbank AG†	43,140	302,262
HSBC Holdings PLC	238,277	1,554,480
Mitsubishi UFJ Financial Group, Inc.	206,500	1,104,877
		2,961,619
Biotechnology — 0.3%
Seagen, Inc.†	2,262	400,238
Building Materials — 0.4%
Daikin Industries, Ltd.	3,700	593,834
Chemicals — 1.6%
Linde PLC	4,913	1,410,455
Mosaic Co.	15,257	720,588
		2,131,043
Commercial Services — 2.7%
Block, Inc., Class A†	6,756	415,224
Booz Allen Hamilton Holding Corp.	16,306	1,473,410
Localiza Rent a Car SA	55,500	555,801
S&P Global, Inc.	3,292	1,109,601
		3,554,036
Computers — 1.1%
Apple, Inc.	6,946	949,657
Varonis Systems, Inc.†	16,436	481,904
		1,431,561
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc., Class A	1,592	405,435
Proya Cosmetics Co., Ltd., Class A	36,481	901,178
		1,306,613
Distribution/Wholesale — 1.4%
Copart, Inc.†	5,663	615,341
LKQ Corp.	25,843	1,268,633
		1,883,974
Diversified Financial Services — 3.8%
Charles Schwab Corp.	18,179	1,148,549
Hong Kong Exchanges & Clearing, Ltd.	12,900	643,944
London Stock Exchange Group PLC	9,639	896,033
Visa, Inc., Class A	9,958	1,960,631
XP, Inc., Class A†	16,085	288,887
		4,938,044
Electric — 2.2%
Duke Energy Corp.	16,098	1,725,866
RWE AG	33,207	1,223,878
		2,949,744
Electronics — 0.8%
Agilent Technologies, Inc.	8,881	1,054,796
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.6%
Techtronic Industries Co., Ltd.	78,500	$ 820,682
Healthcare-Products — 1.3%
Baxter International, Inc.	21,564	1,385,056
Danaher Corp.	1,251	317,153
		1,702,209
Healthcare-Services — 2.8%
Elevance Health, Inc.	1,030	497,057
Humana, Inc.	2,394	1,120,560
Lonza Group AG	1,456	776,374
UnitedHealth Group, Inc.	2,383	1,223,980
		3,617,971
Home Builders — 0.9%
Lennar Corp., Class A	17,336	1,223,402
Home Furnishings — 0.7%
Sony Group Corp.	11,500	939,824
Insurance — 1.2%
Marsh & McLennan Cos., Inc.	6,335	983,509
Prudential PLC	47,508	590,951
		1,574,460
Internet — 4.9%
Airbnb, Inc., Class A†	6,175	550,069
Alphabet, Inc., Class C†	1,088	2,379,946
Amazon.com, Inc.†	7,740	822,065
Match Group, Inc.†	8,124	566,161
Meituan, Class B*†	19,300	487,709
Okta, Inc.†	2,538	229,435
Snap, Inc., Class A†	14,713	193,182
Tencent Holdings, Ltd.	13,900	631,248
Uber Technologies, Inc.†	30,735	628,838
		6,488,653
Machinery-Diversified — 2.3%
Deere & Co.	3,823	1,144,874
Keyence Corp.	1,830	626,280
Westinghouse Air Brake Technologies Corp.	14,523	1,192,048
		2,963,202
Mining — 0.8%
Anglo American PLC	16,976	606,127
South32, Ltd.	172,948	477,424
		1,083,551
Miscellaneous Manufactur — 0.9%
Siemens AG	11,607	1,181,333
Oil & Gas — 2.5%
Cenovus Energy, Inc.	26,113	496,820
ConocoPhillips	11,718	1,052,394
Phillips 66	14,895	1,221,241
Reliance Industries, Ltd. GDR*	7,176	466,799
		3,237,254
Oil & Gas Services — 1.1%
Schlumberger NV	39,251	1,403,616
Pharmaceuticals — 3.8%
Ascendis Pharma A/S ADR†	3,826	355,665
AstraZeneca PLC	8,086	1,059,928
DexCom, Inc.†	2,672	199,144

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.		3,504	$ 1,136,102
Novartis AG		26,632	2,252,851
			5,003,690
Private Equity — 0.3%
Ares Management Corp., Class A		5,241	298,003
Intermediate Capital Group PLC		4,658	74,333
			372,336
REITS — 2.6%
Alexandria Real Estate Equities, Inc.		7,028	1,019,271
Boston Properties, Inc.		12,740	1,133,605
Klepierre SA		39,717	764,904
Prologis, Inc.		4,590	540,013
			3,457,793
Retail — 3.9%
Burlington Stores, Inc.†		4,736	645,185
China Tourism Group Duty Free Corp., Ltd., Class A		19,400	677,907
Chipotle Mexican Grill, Inc.†		746	975,216
Cie Financiere Richemont SA		8,884	946,111
Li Ning Co., Ltd.		125,500	1,186,302
Yum China Holdings, Inc.		15,166	735,551
Yum China Holdings, Inc. (SEHK)		500	24,448
			5,190,720
Semiconductors — 1.3%
Samsung Electronics Co., Ltd.		24,643	1,079,478
Taiwan Semiconductor Manufacturing Co., Ltd.		40,000	637,065
			1,716,543
Software — 5.4%
Autodesk, Inc.†		4,997	859,284
Electronic Arts, Inc.		4,909	597,180
Fidelity National Information Services, Inc.		13,986	1,282,097
Microsoft Corp.		7,721	1,982,984
Roper Technologies, Inc.		1,978	780,618
Salesforce, Inc.†		9,311	1,536,687
			7,038,850
Telecommunications — 2.7%
AT&T, Inc.		54,470	1,141,691
Motorola Solutions, Inc.		6,006	1,258,858
T-Mobile US, Inc.†		8,417	1,132,423
			3,532,972
Transportation — 1.0%
Canadian Pacific Railway, Ltd.		19,773	1,381,130
Total Common Stocks (cost $93,491,215)			79,534,751
CORPORATE BONDS & NOTES — 1.7%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	104,112
Security Description		Shares or Principal Amount	Value

Banks — 0.4%
Bank of America Corp.
1.49%, 05/19/2024		$ 100,000	$ 97,762
3.38%, 04/02/2026		130,000	126,117
Goldman Sachs Group, Inc.
0.63%, 11/17/2023		105,000	103,827
JPMorgan Chase & Co.
1.51%, 06/01/2024		70,000	68,256
Morgan Stanley
0.53%, 01/25/2024		130,000	127,465
			523,427
Biotechnology — 0.1%
Gilead Sciences, Inc.
0.75%, 09/29/2023		86,000	83,263
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.15%, 10/29/2023		180,000	171,606
Nasdaq, Inc.
0.45%, 12/21/2022		45,000	44,411
			216,017
Electric — 0.1%
E.ON SE
Zero Coupon, 12/18/2023	EUR	50,000	51,277
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023		140,000	137,606
			188,883
Food — 0.1%
Mondelez International, Inc.
0.25%, 03/17/2028	EUR	100,000	90,250
Healthcare-Services — 0.1%
Elevance Health, Inc.
0.45%, 03/15/2023		150,000	146,908
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	13,850
			160,758
Insurance — 0.1%
Equitable Financial Life Global Funding
0.50%, 04/06/2023*		160,000	156,445
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	22,982
			179,427
Media — 0.2%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	94,690
Discovery Communications LLC
3.90%, 11/15/2024		120,000	118,183
			212,873
Pharmaceuticals — 0.1%
AbbVie, Inc.
2.30%, 11/21/2022		80,000	79,843

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54%, 11/13/2023		$ 120,000	$ 115,884
			195,727
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	40,777
Telecommunications — 0.1%
AT&T, Inc.
1.65%, 02/01/2028		80,000	69,328
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	93,461
			162,789
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024		145,000	136,544
Total Corporate Bonds & Notes (cost $2,435,408)			2,294,847
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.8%
U.S. Government — 11.8%
United States Treasury Bonds
1.38%, 11/15/2040		682,000	494,050
1.75%, 08/15/2041		1,066,000	815,698
1.88%, 02/15/2051		552,000	417,687
2.00%, 02/15/2050 to 08/15/2051		1,618,000	1,262,952
2.88%, 05/15/2043		43,000	39,436
3.00%, 02/15/2048		323,500	307,072
3.75%, 08/15/2041		157,000	165,813
4.50%, 02/15/2036		173,000	204,079
5.00%, 05/15/2037		271,000	336,294
United States Treasury Notes
0.13%, 11/30/2022 to 08/31/2023		2,699,000	2,657,615
0.25%, 03/15/2024 to 09/30/2025		3,841,000	3,612,671
0.38%, 01/31/2026		1,309,000	1,191,701
0.50%, 03/31/2025(1)		225,000	210,208
0.50%, 02/28/2026		495,000	451,726
0.75%, 04/30/2026 to 08/31/2026		1,180,000	1,077,756
1.25%, 08/15/2031		1,047,000	903,733
1.63%, 10/31/2026		167,000	157,502
2.38%, 05/15/2029		141,000	135,338
2.50%, 05/15/2024		1,005,000	996,795
2.75%, 02/15/2028		48,000	47,241
Total U.S. Government & Agency Obligations (cost $16,946,210)			15,485,367
FOREIGN GOVERNMENT OBLIGATIONS — 19.9%
Sovereign — 19.9%
Commonwealth of Australia
0.25%, 11/21/2024	AUD	112,000	72,548
1.75%, 11/21/2032 to 06/21/2051	AUD	252,000	134,201
2.75%, 11/21/2027 to 05/21/2041	AUD	208,000	136,108
3.00%, 03/21/2047	AUD	139,000	82,447
3.25%, 04/21/2029	AUD	452,000	306,888
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 08/15/2050	EUR	973,000	$ 884,284
1.25%, 08/15/2048	EUR	78,000	75,445
2.50%, 07/04/2044	EUR	46,000	56,181
4.75%, 07/04/2040	EUR	162,000	251,936
Government of Canada
0.25%, 08/01/2022 to 04/01/2024	CAD	388,000	293,550
0.50%, 12/01/2030	CAD	23,000	14,302
1.50%, 06/01/2023 to 06/01/2026	CAD	292,000	217,003
2.00%, 12/01/2051	CAD	50,000	30,234
2.25%, 06/01/2029	CAD	116,000	85,090
2.75%, 12/01/2048	CAD	19,000	13,642
3.50%, 12/01/2045	CAD	190,000	154,507
4.00%, 06/01/2041	CAD	15,000	12,911
Government of France
Zero Coupon, 03/25/2023 to 11/25/2031	EUR	3,041,000	2,974,963
0.50%, 06/25/2044*	EUR	175,000	124,321
0.75%, 05/25/2028	EUR	229,000	230,275
1.00%, 05/25/2027	EUR	289,000	297,894
1.25%, 05/25/2036*	EUR	46,000	42,702
1.50%, 05/25/2050*	EUR	198,000	167,761
1.75%, 05/25/2066*	EUR	70,000	58,182
2.00%, 05/25/2048*	EUR	35,000	33,588
4.00%, 04/25/2055*	EUR	45,000	62,049
4.50%, 04/25/2041	EUR	153,000	210,913
Government of Japan
0.10%, 12/20/2026 to 12/20/2030	JPY	126,000,000	919,507
0.20%, 06/20/2036	JPY	58,700,000	410,878
0.30%, 12/20/2024	JPY	17,100,000	127,155
0.40%, 12/20/2049 to 03/20/2056	JPY	110,500,000	646,459
0.60%, 03/20/2023 to 06/20/2024	JPY	158,700,000	1,181,291
0.80%, 09/20/2023 to 09/20/2047	JPY	94,050,000	648,794
1.70%, 06/20/2033	JPY	68,200,000	573,452
1.80%, 03/20/2043	JPY	5,400,000	46,304
1.90%, 09/20/2042	JPY	9,800,000	85,358
2.30%, 03/20/2039 to 03/20/2040	JPY	156,750,000	1,439,253
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	24,295
3.42%, 08/15/2022	MYR	75,000	17,045
3.48%, 06/14/2024	MYR	462,000	105,208
3.84%, 04/15/2033	MYR	70,000	14,870
4.13%, 04/15/2032	MYR	180,000	39,809
4.76%, 04/07/2037	MYR	173,000	39,756
Kingdom of Belgium
Zero Coupon, 10/22/2027 to 10/22/2031*	EUR	273,000	261,429
0.35%, 06/22/2032*	EUR	210,000	186,930
1.40%, 06/22/2053*	EUR	90,000	69,424
4.25%, 03/28/2041*	EUR	124,000	162,775
Kingdom of Denmark
0.50%, 11/15/2029	DKK	570,000	74,080
4.50%, 11/15/2039	DKK	327,000	62,906

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Norway
1.25%, 09/17/2031*	NOK	377,000	$ 32,776
2.00%, 05/24/2023*	NOK	564,000	57,055
2.13%, 05/18/2032*	NOK	998,000	93,541
Kingdom of Spain
Zero Coupon, 05/31/2024 to 01/31/2028	EUR	1,350,000	1,334,887
0.35%, 07/30/2023	EUR	149,000	155,512
0.50%, 10/31/2031*	EUR	458,000	405,281
0.85%, 07/30/2037*	EUR	90,000	71,530
1.00%, 07/30/2042*	EUR	120,000	89,673
1.85%, 07/30/2035*	EUR	114,000	108,621
1.90%, 10/31/2052*	EUR	72,000	56,806
3.45%, 07/30/2066*	EUR	50,000	54,362
4.65%, 07/30/2025*	EUR	24,000	27,649
4.70%, 07/30/2041*	EUR	20,000	26,656
Kingdom of Sweden
0.13%, 05/12/2031*	SEK	750,000	63,731
Kingdom of the Netherlands
Zero Coupon, 01/15/2024 to 01/15/2052*	EUR	715,000	628,059
Republic of Austria
Zero Coupon, 10/20/2028 to 10/20/2040*	EUR	165,000	142,423
0.75%, 10/20/2026*	EUR	159,000	163,262
0.85%, 06/30/2120*	EUR	17,000	7,894
1.85%, 05/23/2049*	EUR	70,000	67,197
2.10%, 09/20/2117*	EUR	4,000	3,540
2.40%, 05/23/2034*	EUR	83,000	90,437
Republic of Finland
0.13%, 09/15/2031 to 04/15/2052*	EUR	117,000	94,129
0.88%, 09/15/2025*	EUR	48,000	50,010
1.13%, 04/15/2034*	EUR	33,000	31,336
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	67,000	58,681
1.00%, 05/15/2026	EUR	30,000	31,225
1.10%, 05/15/2029	EUR	77,000	78,045
1.50%, 05/15/2050	EUR	31,000	25,872
1.70%, 05/15/2037	EUR	25,000	24,436
Republic of Italy
Zero Coupon, 01/15/2024 to 04/01/2026	EUR	1,779,000	1,744,948
0.25%, 03/15/2028	EUR	193,000	176,849
0.60%, 08/01/2031*	EUR	71,000	59,293
0.95%, 03/15/2023	EUR	149,000	156,687
0.95%, 12/01/2031 to 03/01/2037*	EUR	677,000	564,651
1.35%, 04/01/2030	EUR	68,000	63,321
1.50%, 04/30/2045*	EUR	196,000	141,377
1.65%, 12/01/2030*	EUR	44,000	41,185
1.70%, 09/01/2051*	EUR	33,000	23,120
1.80%, 03/01/2041*	EUR	41,000	32,804
1.85%, 07/01/2025*	EUR	271,000	283,284
2.15%, 03/01/2072*	EUR	40,000	27,830
2.70%, 03/01/2047*	EUR	5,000	4,511
2.80%, 03/01/2067*	EUR	34,000	28,466
3.00%, 08/01/2029	EUR	107,000	113,126
3.10%, 03/01/2040*	EUR	151,000	149,473
5.00%, 09/01/2040*	EUR	35,000	43,843
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Republic of Poland
1.25%, 10/25/2030	PLN	199,000	$ 28,944
2.50%, 07/25/2027	PLN	375,000	66,994
Republic of Singapore
1.88%, 10/01/2051	SGD	20,000	11,353
2.75%, 04/01/2042	SGD	29,000	19,697
2.88%, 09/01/2030	SGD	35,000	25,029
3.38%, 09/01/2033	SGD	41,000	30,485
3.50%, 03/01/2027	SGD	74,000	54,872
Republic of South Korea
2.38%, 12/10/2031	KRW	214,300,000	148,095
State of Israel
1.50%, 11/30/2023 to 05/31/2037	ILS	769,000	208,416
United Kingdom Gilt Treasury
0.13%, 01/31/2023 to 01/31/2024	GBP	542,000	648,685
0.25%, 07/31/2031	GBP	894,000	912,185
0.50%, 10/22/2061	GBP	118,000	74,161
0.88%, 10/22/2029 to 07/31/2033	GBP	494,000	543,906
1.00%, 04/22/2024	GBP	96,000	115,037
1.13%, 01/31/2039	GBP	215,000	209,533
1.25%, 07/31/2051	GBP	258,000	229,015
1.75%, 09/07/2022	GBP	115,000	140,102
2.50%, 07/22/2065	GBP	69,000	85,847
3.50%, 01/22/2045	GBP	45,000	62,521
4.25%, 12/07/2040 to 12/07/2046	GBP	241,000	364,356
United Mexican States
5.75%, 03/05/2026	MXN	1,519,400	67,190
7.75%, 05/29/2031	MXN	843,000	38,558
8.00%, 11/07/2047	MXN	154,100	6,829
8.50%, 11/18/2038	MXN	1,183,600	55,805
10.00%, 12/05/2024 to 11/20/2036	MXN	2,457,800	125,539
Total Foreign Government Obligations (cost $32,929,676)			26,163,451
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
Exchange-Traded Funds — 0.8%
iShares MSCI ACWI ETF		10,522	882,691
iShares MSCI Japan ETF		2,182	115,275
Total Unaffiliated Investment Companies (cost $1,185,187)			997,966
Total Long-Term Investment Securities (cost $146,987,696)			124,476,382
SHORT-TERM INVESTMENTS — 2.3%
Sovereign — 1.6%
Government of Japan Zero Coupon, 07/19/2022	JPY	126,900,000	935,347
Government of Japan Zero Coupon, 07/25/2022	JPY	77,000,000	567,566
Government of Japan Zero Coupon, 09/12/2022	JPY	70,550,000	520,124
			2,023,037

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper — 0.7%
NRW.BANK 1.53%, 07/11/2022	$ 500,000	$ 499,769
PSP Capital, Inc. 1.90%, 08/17/2022	450,000	448,865
		948,634
Total Short-Term Investments (cost $3,105,981)		2,971,671
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(2)	580,000	580,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	565,000	565,000
BNP Paribas SA Joint Repurchase Agreement(2)	490,000	490,000
Deutsche Bank AG Joint Repurchase Agreement(2)	630,000	630,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	615,000	615,000
Total Repurchase Agreements (cost $2,880,000)		2,880,000
TOTAL INVESTMENTS (cost $152,973,677)(3)	99.2%	130,328,053
Other assets less liabilities	0.8	1,064,617
NET ASSETS	100.0%	$131,392,670
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $6,068,901 representing 4.6% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR—American Depositary Receipt
DAC—Designated Activity Company
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
SEHK—Hong Kong Stock Exchange
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Euro-BOBL	September 2022	$ 383,297	$390,435	$ 7,138
2	Long	U.S. Treasury 2 Year Notes	September 2022	419,656	420,031	375
3	Short	Euro-Bund	September 2022	475,581	467,742	7,839
7	Short	Long Gilt	September 2022	1,005,794	971,235	34,559
						$49,911
						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	September 2022	$ 82,156	$ 82,067	$ (89)
1	Long	Euro Buxl 30 Year Bonds	September 2022	179,900	171,403	(8,497)
5	Long	Euro-Schatz	September 2022	572,438	571,893	(545)
22	Long	U.S. Treasury 5 Year Notes	September 2022	2,487,789	2,469,500	(18,289)
24	Long	U.S. Treasury 10 Year Notes	September 2022	2,880,227	2,844,750	(35,477)
2	Long	U.S. Treasury Ultra Bonds	September 2022	316,071	308,688	(7,383)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
1	Short	Canada 10 Year Bonds	September 2022	$ 96,266	$ 96,325	$ (59)
4	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	499,064	509,500	(10,436)
						$(80,775)
Net Unrealized Appreciation (Depreciation)						$(30,864)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	229,000	USD	164,584	07/07/2022	$ 6,516	$ —
	EUR	92,000	USD	98,758	07/07/2022	2,335	—
	GBP	39,000	USD	47,949	07/07/2022	473	—
	KRW	738,740,000	USD	585,281	07/07/2022	15,115	—
	USD	96,857	AUD	140,000	07/07/2022	—	(222)
	USD	97,248	JPY	12,800,000	07/07/2022	—	(2,898)
	USD	461,332	KRW	590,426,000	07/07/2022	—	(5,636)
	USD	97,073	KRW	125,380,000	08/05/2022	247	—
	USD	28,472	MXN	590,000	07/07/2022	857	—
	USD	48,231	NOK	480,000	07/07/2022	503	—
	USD	48,717	NOK	480,000	08/05/2022	44	—
	USD	67,198	ZAR	1,080,000	07/07/2022	—	(826)
						26,090	(9,582)
Bank of Montreal	CAD	1,069,000	USD	844,972	07/07/2022	14,478	—
	CAD	60,000	USD	46,544	08/05/2022	—	(67)
	NZD	260,000	USD	168,374	07/07/2022	5,992	—
	USD	91,602	CAD	117,000	07/07/2022	—	(706)
						20,470	(773)
Barclays Bank PLC	AUD	140,000	USD	97,811	07/07/2022	1,176	—
	CHF	50,000	USD	50,210	07/07/2022	—	(2,171)
	CHF	69,000	USD	72,215	08/05/2022	—	(201)
	EUR	2,000	USD	2,086	07/07/2022	—	(10)
	EUR	13,885,000	USD	14,532,555	08/05/2022	—	(47,890)
	GBP	53,000	USD	66,040	07/07/2022	1,521	—
	GBP	2,756,000	USD	3,351,359	08/05/2022	—	(5,331)
	ILS	793,000	USD	237,134	07/07/2022	10,088	—
	ILS	793,000	USD	229,896	08/05/2022	2,477	—
	JPY	1,031,534,000	USD	8,155,199	07/07/2022	551,680	—
	NOK	1,923,000	USD	202,376	07/07/2022	7,137	—
	SEK	820,000	USD	83,143	07/07/2022	2,980	—
	SGD	231,000	USD	166,070	08/05/2022	—	(205)
	USD	72,086	CHF	69,000	07/07/2022	200	—
	USD	14,435,738	EUR	13,817,000	07/07/2022	45,595	—
	USD	3,400,133	GBP	2,798,000	07/07/2022	5,944	—
	USD	229,556	ILS	793,000	07/07/2022	—	(2,509)
	USD	638,401	JPY	80,750,000	07/07/2022	—	(43,186)
	USD	21,048	NOK	200,000	07/07/2022	—	(742)
	USD	166,068	SGD	231,000	07/07/2022	203	—
	USD	301,169	ZAR	4,780,000	07/07/2022	—	(7,412)
						629,001	(109,657)
BNP Paribas SA	AUD	70,000	USD	49,568	07/07/2022	1,250	—
	CAD	60,000	USD	46,658	07/07/2022	45	—
	EUR	45,000	USD	47,372	07/07/2022	208	—
	NZD	455,000	USD	290,677	07/07/2022	6,509	—
	PLN	538,000	USD	120,115	08/05/2022	598	—
	USD	247,948	AUD	345,000	07/07/2022	—	(9,811)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	98,120	EUR	92,000	07/07/2022	$ —	$ (1,697)
	USD	95,551	JPY	12,900,000	07/07/2022	—	(464)
	USD	149,737	NZD	230,000	07/07/2022	—	(6,091)
	USD	120,623	PLN	538,000	07/07/2022	—	(603)
						8,610	(18,666)
Citibank, N.A.	AUD	356,000	USD	252,093	07/07/2022	6,363	—
	CAD	5,000	USD	3,852	07/07/2022	—	(32)
	CHF	140,000	USD	145,338	07/07/2022	—	(1,329)
	CNH	245,000	USD	36,627	07/07/2022	20	—
	CNH	245,000	USD	36,564	08/05/2022	—	(29)
	EUR	2,000	USD	2,113	07/07/2022	17	—
	GBP	44,000	USD	54,316	07/07/2022	753	—
	JPY	25,400,000	USD	199,435	07/07/2022	12,209	—
	MXN	9,990,000	USD	497,167	07/07/2022	564	—
	MXN	6,104,000	USD	301,038	08/05/2022	—	(798)
	NOK	480,000	USD	48,394	07/07/2022	—	(339)
	NZD	210,000	USD	132,040	07/07/2022	885	—
	SEK	970,000	USD	98,867	07/07/2022	4,040	—
	SGD	231,000	USD	168,133	07/07/2022	1,863	—
	USD	35,375	CAD	45,000	07/07/2022	—	(415)
	USD	104,463	CHF	100,000	07/07/2022	299	—
	USD	36,580	CNH	245,000	07/07/2022	27	—
	USD	22,398	EUR	21,000	07/07/2022	—	(388)
	USD	50,122	GBP	41,000	07/07/2022	—	(212)
	USD	2,256	JPY	300,000	07/07/2022	—	(44)
	USD	325,896	MXN	6,584,000	07/07/2022	1,395	—
	USD	368,407	MXN	7,470,000	08/05/2022	976	—
	USD	27,418	NOK	260,000	07/07/2022	—	(1,020)
	USD	93,774	NZD	150,000	07/07/2022	—	(92)
	USD	97,107	SEK	970,000	07/07/2022	—	(2,280)
						29,411	(6,978)
Deutsche Bank AG	NOK	470,000	USD	48,024	07/07/2022	305	—
	SEK	490,000	USD	48,167	07/07/2022	265	—
	USD	46,411	CHF	45,000	07/07/2022	732	—
	USD	47,493	EUR	45,000	07/07/2022	—	(330)
	USD	94,205	NOK	940,000	07/07/2022	1,232	—
						2,534	(330)
Goldman Sachs International	EUR	108,000	USD	113,863	07/07/2022	672	—
	KRW	247,380,000	USD	192,219	07/07/2022	1,289	—
	KRW	271,684,000	USD	209,223	08/05/2022	—	(1,660)
	NZD	75,000	USD	48,955	07/07/2022	2,114	—
	USD	34,389	AUD	50,000	08/05/2022	131	—
	USD	36,628	DKK	260,000	08/05/2022	81	—
	USD	236,114	EUR	220,000	07/07/2022	—	(5,536)
	USD	360,380	EUR	344,000	08/05/2022	850	—
	USD	36,557	GBP	29,000	07/07/2022	—	(1,255)
	USD	71,690	GBP	59,000	08/05/2022	170	—
	USD	49,424	JPY	6,300,000	07/07/2022	—	(2,986)
	USD	140,110	JPY	19,000,000	08/05/2022	184	—
	USD	306,981	KRW	395,694,000	07/07/2022	—	(1,581)
	USD	47,152	NZD	75,000	07/07/2022	—	(311)
	USD	23,146	TRY	415,000	07/07/2022	1,664	—
						7,155	(13,329)
HSBC Bank PLC	JPY	12,900,000	USD	97,276	07/07/2022	2,189	—
JPMorgan Chase Bank, N.A.	AUD	215,000	USD	153,381	07/07/2022	4,977	—
	CAD	305,000	USD	239,870	07/07/2022	2,918	—
	CHF	100,000	USD	104,535	07/07/2022	—	(228)
	CNH	124,000	USD	18,350	07/07/2022	—	(177)
	CNH	124,000	USD	18,507	08/05/2022	—	(13)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	DKK	1,235,000	USD	177,629	07/07/2022	$ 3,603	$ —
	EUR	169,000	USD	180,438	07/07/2022	3,312	—
	EUR	58,000	USD	60,928	08/05/2022	24	—
	GBP	2,000	USD	2,438	07/07/2022	4	—
	JPY	42,200,000	USD	317,622	07/07/2022	6,562	—
	JPY	126,900,000	USD	1,027,532	07/19/2022	91,488	—
	MXN	380,000	USD	19,294	07/07/2022	404	—
	NZD	150,000	USD	94,500	07/07/2022	818	—
	SEK	820,000	USD	80,705	08/05/2022	463	—
	TRY	765,000	USD	44,987	07/07/2022	—	(746)
	TRY	350,000	USD	20,542	08/05/2022	28	—
	USD	391,357	AUD	550,000	07/07/2022	—	(11,718)
	USD	242,497	CAD	310,000	07/07/2022	—	(1,663)
	USD	199,443	CHF	195,000	07/07/2022	4,844	—
	USD	18,514	CNH	124,000	07/07/2022	14	—
	USD	600,543	EUR	562,000	07/07/2022	—	(11,522)
	USD	56,433	GBP	45,000	07/07/2022	—	(1,654)
	USD	448,155	JPY	60,404,000	07/07/2022	—	(2,912)
	USD	385,004	NZD	600,000	07/07/2022	—	(10,276)
	USD	130,538	SEK	1,310,000	07/07/2022	—	(2,472)
	USD	20,991	TRY	350,000	07/07/2022	—	(68)
	USD	18,926	ZAR	310,000	08/05/2022	68	—
	ZAR	310,000	USD	18,983	07/07/2022	—	(68)
						119,527	(43,517)
Morgan Stanley & Co. International PLC	AUD	1,066,000	USD	763,133	07/07/2022	27,322	—
	AUD	1,111,000	USD	765,228	08/05/2022	—	(1,817)
	CAD	45,000	USD	34,928	08/05/2022	—	(30)
	CHF	69,000	USD	71,303	07/07/2022	—	(982)
	DKK	1,235,000	USD	175,242	08/05/2022	875	—
	EUR	184,000	USD	194,826	07/07/2022	1,979	—
	JPY	13,000,000	USD	97,612	07/07/2022	1,788	—
	NZD	170,000	USD	105,708	08/05/2022	—	(440)
	PLN	538,000	USD	124,211	07/07/2022	4,191	—
	USD	829,671	AUD	1,204,000	07/07/2022	1,395	—
	USD	53,724	AUD	78,000	08/05/2022	128	—
	USD	174,897	DKK	1,235,000	07/07/2022	—	(871)
	USD	152,592	NZD	245,000	07/07/2022	422	—
	USD	34,367	NZD	55,000	08/05/2022	—	(25)
	USD	317,895	ZAR	5,180,000	08/05/2022	—	(508)
	ZAR	5,550,000	USD	343,063	07/07/2022	1,986	—
						40,086	(4,673)
Royal Bank of Canada	AUD	23,000	USD	16,048	07/07/2022	172	—
	CAD	20,000	USD	15,535	08/05/2022	—	(2)
	MXN	6,674,000	USD	336,178	07/07/2022	4,414	—
	USD	46,320	CAD	60,000	07/07/2022	293	—
	USD	310,848	GBP	247,000	07/07/2022	—	(10,169)
	USD	152,979	JPY	19,544,000	07/07/2022	—	(8,918)
	USD	399,889	MXN	7,940,000	07/07/2022	—	(5,192)
						4,879	(24,281)
Standard Chartered Bank	AUD	70,000	USD	48,385	07/07/2022	67	—
	EUR	92,000	USD	96,442	07/07/2022	18	—
	MYR	1,096,000	USD	248,992	07/07/2022	123	—
	MYR	1,096,000	USD	248,799	08/05/2022	—	(7)
	NZD	160,000	USD	99,964	07/07/2022	36	—
	USD	48,396	AUD	70,000	08/05/2022	—	(67)
	USD	96,626	EUR	92,000	08/05/2022	—	(18)
	USD	248,838	MYR	1,096,000	07/07/2022	31	—
	USD	99,939	NZD	160,000	08/05/2022	—	(35)
						275	(127)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Company	AUD	140,000	USD	97,791	07/07/2022	$ 1,155	$ —
	CAD	190,000	USD	150,010	07/07/2022	2,401	—
	CHF	5,000	USD	4,996	07/07/2022	—	(242)
	GBP	19,000	USD	23,683	07/07/2022	553	—
	JPY	12,900,000	USD	96,134	07/07/2022	1,047	—
	JPY	4,862,000	USD	35,908	08/05/2022	8	—
	NZD	300,000	USD	189,769	07/07/2022	2,405	—
	USD	48,482	AUD	70,000	07/07/2022	—	(164)
	USD	50,281	GBP	41,000	07/07/2022	—	(372)
	USD	47,791	JPY	6,400,000	07/07/2022	—	(616)
	USD	97,343	MXN	1,930,000	07/07/2022	—	(1,402)
	USD	193,066	NZD	310,000	07/07/2022	544	—
						8,113	(2,796)
Toronto Dominion Bank	CAD	97,000	USD	75,358	07/07/2022	—	(1)
	CAD	1,069,000	USD	830,691	08/05/2022	242	—
	GBP	3,083,000	USD	3,876,462	07/07/2022	123,447	—
	USD	929,802	CAD	1,194,000	07/07/2022	—	(2,196)
	USD	28,752	CAD	37,000	08/05/2022	—	(8)
						123,689	(2,205)
UBS AG	CHF	145,000	USD	149,157	07/07/2022	—	(2,748)
	EUR	14,381,000	USD	15,415,011	07/07/2022	342,561	—
	GBP	72,000	USD	87,683	08/05/2022	—	(10)
	JPY	48,350,000	USD	353,720	07/07/2022	—	(2,672)
	JPY	986,886,000	USD	7,232,371	08/05/2022	—	(54,712)
	NOK	1,400,000	USD	144,087	07/07/2022	1,947	—
	NOK	1,923,000	USD	196,531	08/05/2022	1,183	—
	USD	102,467	CHF	100,000	07/07/2022	2,295	—
	USD	36,737	CNH	246,000	08/05/2022	5	—
	USD	339,562	EUR	318,000	07/07/2022	—	(6,273)
	USD	47,650	GBP	39,000	07/07/2022	—	(175)
	USD	7,219,884	JPY	986,886,000	07/07/2022	54,531	—
	USD	354,332	JPY	48,350,000	08/05/2022	2,680	—
	USD	243,813	NOK	2,393,000	07/07/2022	—	(856)
	USD	48,034	NOK	470,000	08/05/2022	—	(289)
						405,202	(67,735)
Unrealized Appreciation (Depreciation)						$1,427,231	$ (304,649)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto Manufacturers	$ —	$ 741,453	$—	$ 741,453
Banks	—	2,961,619	—	2,961,619
Building Materials	—	593,834	—	593,834
Chemicals	720,588	1,410,455	—	2,131,043
Cosmetics/Personal Care	405,435	901,178	—	1,306,613
Diversified Financial Services	3,398,067	1,539,977	—	4,938,044

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Electric	$ 1,725,866	$ 1,223,878	$—	$ 2,949,744
Hand/Machine Tools	—	820,682	—	820,682
Healthcare-Services	2,841,597	776,374	—	3,617,971
Home Furnishings	—	939,824	—	939,824
Insurance	983,509	590,951	—	1,574,460
Internet	5,369,696	1,118,957	—	6,488,653
Machinery-Diversified	2,336,922	626,280	—	2,963,202
Mining	—	1,083,551	—	1,083,551
Miscellaneous Manufactur	—	1,181,333	—	1,181,333
Pharmaceuticals	1,690,911	3,312,779	—	5,003,690
Private Equity	298,003	74,333	—	372,336
REITS	2,692,889	764,904	—	3,457,793
Retail	2,355,952	2,834,768	—	5,190,720
Semiconductors	—	1,716,543	—	1,716,543
Other Industries	29,501,643	—	—	29,501,643
Corporate Bonds & Notes	—	2,294,847	—	2,294,847
U.S. Government & Agency Obligations	—	15,485,367	—	15,485,367
Foreign Government Obligations	—	26,163,451	—	26,163,451
Unaffiliated Investment Companies	997,966	—	—	997,966
Short-Term Investments	—	2,971,671	—	2,971,671
Repurchase Agreements	—	2,880,000	—	2,880,000
Total Investments at Value	$55,319,044	$75,009,009	$—	$130,328,053
Other Financial Instruments:†
Futures Contracts	$ 49,911	$ —	$—	$ 49,911
Forward Foreign Currency Contracts	—	1,427,231	—	1,427,231
Total Other Financial Instruments	$ 49,911	$ 1,427,231	$—	$ 1,477,142
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 80,775	$ —	$—	$ 80,775
Forward Foreign Currency Contracts	—	304,649	—	304,649
Total Other Financial Instruments	$ 80,775	$ 304,649	$—	$ 385,424
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2022 (unaudited)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,356,549,752	$1,478,338,119	$127,448,053
Repurchase agreements (cost approximates value)	59,690,000	309,370,000	2,880,000
Cash	3,669	4,930	4,824
Foreign cash*	22	14	148,047
Receivable for:
Fund shares sold	95,069,017	901,643	269,261
Dividends and interest	478,192	5,165,667	232,598
Investments sold	—	21,471,534	1,189,797
Investments sold on an extended settlement basis	—	117,077,344	—
Prepaid expenses and other assets	17,660	18,417	9,093
Due from adviser	504,794	—	—
Due from investment adviser for expense reimbursements/fee waivers	23,582	—	71,980
Variation margin on futures contracts	—	163,625	471,497
Unrealized appreciation on forward foreign currency contracts	—	—	1,427,231

Total assets	1,512,336,688	1,932,511,293	134,152,381

LIABILITIES:
Payable for:
Fund shares redeemed	97,237	36,579,888	4,866
Investments purchased	16,025,982	14,284,215	1,722,374
Investments purchased on an extended settlement basis	—	422,608,721	78,364
Investment advisory and management fees	851,573	652,908	109,799
Service fees-Class 2	5,007	2,060	—
Service fees-Class 3	191,678	123,162	24,793
Transfer agent fees and expenses	254	296	98
Trustees’ fees and expenses	7,665	10,797	3,510
Other accrued expenses	204,267	183,017	71,333
Variation margin on futures contracts	—	16,870	116,024
Due to broker	—	37,826	323,901
Unrealized depreciation on forward foreign currency contracts	—	—	304,649

Total liabilities	17,383,663	474,499,760	2,759,711

Net Assets	$1,494,953,025	$1,458,011,533	131,392,670

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,681,710,306	$1,580,464,198	$139,908,000
Total accumulated earnings (loss)	(186,757,281)	(122,452,665)	(8,515,330)

NET ASSETS	$1,494,953,025	$1,458,011,533	$131,392,670

Class 1 (unlimited shares authorized):
Net assets	$475,773,936	$875,756,611	$12,602,586
Shares of beneficial interest issued and outstanding	14,419,318	63,534,470	1,533,856
Net asset value, offering and redemption price per share	$33.00	$13.78	$8.22

Class 2 (unlimited shares authorized):
Net assets	$38,493,479	$16,531,519	$—
Shares of beneficial interest issued and outstanding	1,282,867	1,196,028	—
Net asset value, offering and redemption price per share	$30.01	$13.82	$—

Class 3 (unlimited shares authorized):
Net assets	$980,685,610	$565,723,403	$118,790,084
Shares of beneficial interest issued and outstanding	34,898,084	41,209,309	14,583,214
Net asset value, offering and redemption price per share	$28.10	$13.73	$8.15

*Cost
Investments (unaffiliated)	$1,948,449,085	$1,544,626,298	$150,093,677

Foreign cash	$22	$14	$147,844

See Notes to Financial Statements

26

SunAmerica Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2022 (unaudited)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi- Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,708,362	$—	$816,732
Interest (unaffiliated)	77,558	14,077,319	212,433

Total investment income*	1,785,920	14,077,319	1,029,165

EXPENSES:
Investment advisory and management fees	6,251,549	4,226,282	706,585
Service fee:
Class 2	38,021	13,375	—
Class 3	1,383,437	797,272	158,998
Transfer agent fees and expenses	1,528	1,833	611
Custodian and accounting fees	111,181	117,000	41,409
Reports to shareholders	33,905	27,990	3,615
Audit and tax fees	22,053	30,087	32,829
Legal fees	34,293	25,690	12,168
Trustees’ fees and expenses	21,108	20,755	4,043
Interest expense	—	—	—
Other expenses	77,479	22,634	18,304

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	7,974,554	5,282,918	978,562

Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(211,245)
Fees paid indirectly (Note 4)	(11,816)	—	(793)

Net expenses	7,962,738	5,282,918	766,524

Net investment income (loss)	(6,176,818)	8,794,401	262,641

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(106,412,197)	(87,131,135)	(3,205,148)
Futures contracts	—	(4,718,767)	(292,019)
Forward contracts	—	—	2,314,216
Written options contracts	—	—	8,636
Net realized foreign exchange gain (loss) on other assets and liabilities	2,196	—	(38,271)

Net realized gain (loss) on investments and foreign currencies	(106,410,001)	(91,849,902)	(1,212,586)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(752,159,603)	(89,873,627)	(30,205,884)
Futures contracts	—	(317,761)	(44,292)
Forward contracts	—	—	1,088,181
Forward sales contracts	—	—	—
Unfunded Commitments	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,855)	—	(3,874)

Net unrealized gain (loss) on investments and foreign currencies	(752,162,458)	(90,191,388)	(29,165,869)

Net realized and unrealized gain (loss) on investments and foreign currencies	(858,572,459)	(182,041,290)	(30,378,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(864,749,277)	$(173,246,889)	$(30,115,814)

* Net of foreign withholding taxes on interest and dividends of	$11,433	$(3,022)	$32,223

See Notes to Financial Statements

27

SunAmerica Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(6,176,818)	$(13,643,254)	$8,794,401	$16,125,135	$262,641	$(313,243)
Net realized gain (loss) on investments and foreign currencies	(106,410,001)	535,021,903	(91,849,902)	24,451,859	(1,212,586)	15,925,711
Net unrealized gain (loss) on investments and foreign currencies	(752,162,458)	(436,085,910)	(90,191,388)	(74,927,089)	(29,165,869)	(6,269,460)

Net increase (decrease) in net assets resulting from operations	(864,749,277)	85,292,739	(173,246,889)	(34,350,095)	(30,115,814)	9,343,008

Distributions to shareholders from:
Distributable earnings — Class 1	—	(181,574,685)	—	(35,062,787)	—	(652,452)
Distributable earnings — Class 2	—	(14,567,862)	—	(600,561)	—	—
Distributable earnings — Class 3	—	(287,200,720)	—	(21,158,410)	—	(4,855,565)

Total distributions to shareholders	—	(483,343,267)	—	(56,821,758)	—	(5,508,017)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	105,209,030	776,740,571	(135,840,751)	40,176,622	6,946,223	44,204,741

Total increase (decrease) in net assets	(759,540,247)	378,690,043	(309,087,640)	(50,995,231)	(23,169,591)	48,039,732

NET ASSETS:
Beginning of period	2,254,493,272	1,875,803,229	1,767,099,173	1,818,094,404	154,562,261	106,522,529

End of period	$1,494,953,025	$2,254,493,272	$1,458,011,533	$1,767,099,173	$131,392,670	$154,562,261

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2022

Note 1.  Organization

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, three of which are included in this report: SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, and SA Wellington Strategic Multi-Asset Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) and variable annuity contracts issued by Phoenix Life Insurance Company (“Phoenix”), an unaffiliated life insurance company. AGL, USL and VALIC are indirect majority-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets.

Effective November 8, 2021, the SA Wellington Capital Appreciation Portfolio, the SA Wellington Government and Quality Bond Portfolio and the SA Wellington Strategic Multi-Asset Portfolio acquired all of the assets and liabilities of the SA Wellington Capital Appreciation Portfolio (the “Predecessor Capital Appreciation Portfolio”), the SA Wellington Government and Quality Bond Portfolio (the “Predecessor Government and Quality Bond Portfolio”) and the SA Wellington Strategic Multi-Asset Portfolio (the “Predecessor Strategic Multi-Asset Portfolio” and collectively with the Predecessor Capital Appreciation Portfolio and the Predecessor Government and Quality Bond Portfolio, the “Predecessor Portfolios” and each, a “Predecessor Portfolio”), respectively, each a series of Anchor Series Trust (the “Predecessor Trust”) through tax-free reorganizations (collectively, the “Reorganization”). As a result of the Reorganization, each Portfolio adopted the performance and financial history of the corresponding Predecessor Portfolio. The Reorganization resulted in each Predecessor Portfolio effectively becoming a series of the Trust. Each Predecessor Portfolio had the same investment goal, strategies, portfolio management team and contractual fees and expenses as those of the corresponding Portfolio as of the date of the Reorganization.

The investment goal for each Portfolio is as follows:

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies

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under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

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Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of June 30, 2022, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2022. For a detailed presentation of derivatives held as of June 30, 2022, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives			Liability Derivatives
	Futures Contracts(1)(6)	Options Purchased(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)(6)	Options Written(4)	Foreign Forward Exchange Contract(5)
Portfolio	Interest Rate Contracts			Interest Rate Contracts
SA Wellington Government and Quality Bond	$163,625	$—	$—	$16,870	$—	$—
SA Wellington Strategic Multi-Asset	471,497	—	—	116,024	—	—

	Foreign Exchange Contracts			Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	1,427,231	—	—	304,649

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value (unaffiliated)
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(343,659)
SA Wellington Strategic Multi-Asset	(30,864)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Purchased Options(2)	Foreign Forward Exchange Contracts(3)	Written Options(4)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(4,718,767)	$—	$—	$—
SA Wellington Strategic Multi-Asset	(292,019)	—	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	(180)	2,314,216	8,636

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(5)	Purchased Options(6)	Foreign Forward Exchange Contracts(7)	Written Options(8)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(317,761)	$—	$—	$—
SA Wellington Strategic Multi-Asset	(44,292)	—	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	1,088,181	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on investments
(3)	Net realized gain (loss) on forward contracts
(4)	Net realized gain (loss) on written options contracts
(5)	Change in unrealized appreciation (depreciation) on futures contracts
(6)	Change in unrealized appreciation (depreciation) on investments
(7)	Change in unrealized appreciation (depreciation) on forward contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2022.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Written Put Options Contracts(1)
SA Wellington Government and Quality Bond	$86,011,616	$—	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	9,787,790	112,708,889	874	417	900	1,788

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following table represents the Portfolio’s objectives for using derivative instruments the for the six months ended June 30, 2022:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Written Options Contracts
SA Wellington Government and Quality Bond	1	—	—	—
SA Wellington Strategic Multi-Asset	1, 2	2	2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2022. The repurchase agreements held by the Portfolios as of June 30, 2022, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	S.A. Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$26,090	$—	$—	$26,090	$9,582	$—	$—	$9,582	$16,508	$—	$16,508
Bank of Montreal	20,470	—	—	20,470	773	—	—	773	19,697	—	19,697
Barclays Bank PLC	629,001	—	—	629,001	109,657	—	—	109,657	519,344	—	519,344
BNP Paribas SA	8,610	—	—	8,610	18,666	—	—	18,666	(10,056)	—	(10,056)
Citibank, N.A.	29,411	—	—	29,411	6,978	—	—	6,978	22,433	—	22,433
Deutsche Bank AG	2,534	—	—	2,534	330	—	—	330	2,204	—	2,204
Goldman Sachs International	7,155	—	—	7,155	13,329	—	—	13,329	(6,174)	—	(6,174)
HSBC Bank PLC	2,189	—	—	2,189	—	—	—	—	2,189	—	2,189
JPMorgan Chase Bank, N.A.	119,527	—	—	119,527	43,517	—	—	43,517	76,010	—	76,010
Morgan Stanley & Co. International PLC	40,086	—	—	40,086	4,673	—	—	4,673	35,413	—	35,413
Royal Bank of Canada	4,879	—	—	4,879	24,281	—	—	24,281	(19,402)	—	(19,402)
Standard Chartered Bank	275	—	—	275	127	—	—	127	148	—	148
State Street Bank & Trust Company	8,113	—	—	8,113	2,796	—	—	2,796	5,317	—	5,317
Toronto Dominion Bank	123,689	—	—	123,689	2,205	—	—	2,205	121,484	—	121,484
UBS AG	405,202	—	—	405,202	67,735	—	—	67,735	337,467	—	337,467

	$1,427,231	$—	$—	$1,427,231	$304,649	$—	$—	$304,649	$1,122,582	$—	$1,122,582

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set— off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex— dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex— dividend date. Paydown gains and losses on mortgage and asset— backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.65%	$12,105,000
SA Wellington Government and Quality Bond	81.12	62,745,000
SA Wellington Strategic Multi-Asset	0.75	580,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2022, bearing interest at a rate of 1.42% per annum, with a principal amount of $77,345,000, a repurchase price of $77,348,051, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	04/30/2026	$85,870,000	$78,871,595

As of June 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.65%	$11,735,000
SA Wellington Government and Quality Bond	81.12	60,840,000
SA Wellington Strategic Multi-Asset	0.75	565,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2022, bearing interest at a rate of 1.47% per annum, with a principal amount of $75,000,000, a repurchase price of $75,003,063, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	11/15/2047	$85,475,000	$76,279,470

As of June 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.65%	$10,170,000
SA Wellington Government and Quality Bond	81.12	52,730,000
SA Wellington Strategic Multi-Asset	0.75	490,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2022, bearing interest at a rate of 1.45% per annum, with a principal amount of $65,000,000, a repurchase price of $65,002,618, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$81,377,100	$66,356,515

As of June 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.66%	$12,845,000
SA Wellington Government and Quality Bond	81.14	66,535,000
SA Wellington Strategic Multi-Asset	0.77	630,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2022, bearing interest at a rate of 1.45% per annum, with a principal amount of $82,000,000, a repurchase price of $82,003,303, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	04/30/2027	$94,825,000	$83,559,216

As of June 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.65%	$12,835,000
SA Wellington Government and Quality Bond	81.12	66,520,000
SA Wellington Strategic Multi-Asset	0.75	615,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2022, bearing interest at a rate of 1.46% per annum, with a principal amount of $82,000,000, a repurchase price of $82,003,326, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	11/15/2023	$34,865,000	$34,858,072
U.S. Treasury Notes	2.75	05/31/2029	50,000,000	48,819,587

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Most LIBOR settings, as well as certain other Reference Rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g., SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or NAV.

Recent Accounting and Regulatory Developments: In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based

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reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Capital Appreciation	$0-$50 million	0.750%
	> $50 million	0.725%
	> $100 million	0.700%
SA Wellington Government and Quality Bond	$0-$200 million	0.625%
	> $200 million	0.575%
	> $500 million	0.500%

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	0.875%
	> $500 million	0.800%

The organization described below acts as a subadviser to the Trust and each of its Portfolios pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, the subadviser manages the investment and reinvestment of the assets of the respective Portfolios.

The subadviser is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadviser fees.

Subadviser	Portfolio
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a majority owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2022, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA Wellington Strategic Multi-Asset Portfolio other than investment advisory fees waived, are subject to recoupment from a Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that a Portfolio is able to effect such payment to SAAMCo and remains in compliance with the contractual expense limitations

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in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2023, only with the approval of the Board. For the six months ended June 30, 2022, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA Wellington Strategic Multi-Asset — Class 1	$21,075
SA Wellington Strategic Multi-Asset — Class 3	190,170

For the six months ended June 30, 2022, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2022	December 31, 2022	December 31, 2023	June 30, 2024
SA Wellington Strategic Multi-Asset — Class 1	$—	$32,336	$54,396	$21,075
SA Wellington Strategic Multi-Asset — Class 3	—	143,289	373,112	190,170

At June 30, 2022, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA Wellington Capital Appreciation	4.02%	89.06%	0.56%	6.14%	—%	—%	—%	—%	—%
SA Wellington Government and Quality Bond	2.18	42.55	0.34	35.70	13.19	1.88	0.77	1.89	1.49
SA Wellington Strategic Multi-Asset	6.79	91.14	1.47	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2022, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2022 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Capital Appreciation	$984,921,428	$945,530,948	$—	$—
SA Wellington Government and Quality Bond	130,819,542	294,545,815	641,810,479	521,291,117
SA Wellington Strategic Multi-Asset	64,859,707	55,029,157	4,355,232	2,102,836

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2021
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation	$223,686,960	$296,816,999	$157,488,038	$257,134,733	$226,208,534
SA Wellington Government and Quality Bond	31,095,004	8,046,483	21,703,416	45,330,635	11,491,123
SA Wellington Strategic Multi-Asset	7,036,137	7,711,794	7,062,631	4,001,154	1,506,863

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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As of June 30, 2022, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Wellington Capital Appreciation	$21,692,534	$(616,366,908)	$(594,674,374)	$2,010,914,126
SA Wellington Government and Quality Bond	3,616,699	(72,104,671)	(68,487,972)	1,855,878,330
SA Wellington Strategic Multi-Asset	3,547,770	(25,647,111)	(22,099,341)	153,464,576

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	266,715	$11,668,882	122,580	$7,254,287	18,762	$629,424	23,666	$1,317,538

Shares issued in merger@	—	—	492,840	28,259,876	—	—	161,299	8,419,089

Reinvested dividends	—	—	3,337,770	181,574,685	—	—	294,122	14,567,862

Shares redeemed	(1,087,940)	(47,409,929)	(2,195,536)	(141,698,986)	(97,597)	(3,684,995)	(177,246)	(10,411,700)

Net increase (decrease)	(821,225)	$(35,741,047)	1,757,654	$75,389,862	(78,835)	$(3,055,571)	301,841	$13,892,789

	Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	5,244,945	$165,478,500	4,242,616	$233,767,278

Shares issued in merger@	—	—	4,284,431	209,571,239

Reinvested dividends	—	—	6,187,004	287,200,720

Shares redeemed	(593,666)	(21,472,852)	(783,272)	(43,081,317)

Net increase (decrease)	4,651,279	$144,005,648	13,930,779	$687,457,920

@	See Note 13

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	425,924	$6,112,536	10,523,075	$165,783,088	8,486	$119,374	94,481	$1,470,306

Reinvested dividends	—	—	2,290,188	35,062,787	—	—	39,073	600,561

Shares redeemed	(4,956,256)	(70,620,343)	(10,648,049)	(167,854,297)	(98,886)	(1,412,528)	(255,234)	(4,048,824)

Net increase (decrease)	(4,530,332)	$(64,507,807)	2,165,214	$32,991,578	(90,400)	$(1,293,154)	(121,680)	$(1,977,957)

	Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	214,106	$3,119,615	5,517,146	$85,641,094

Reinvested dividends	—	—	1,384,712	21,158,410

Shares redeemed	(5,210,402)	(73,159,405)	(6,208,076)	(97,636,503)

Net increase (decrease)	(4,996,296)	$(70,039,790)	693,782	$9,163,001

40

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021		For the six months ended June 30, 2022 (unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,175	$20,358	21,374	$216,900	1,094,362	$9,938,339	4,425,186	$44,383,819

Reinvested dividends	—	—	65,441	652,452	—	—	490,461	4,855,565

Shares redeemed	(82,608)	(774,207)	(214,489)	(2,176,531)	(251,552)	(2,238,267)	(371,215)	(3,727,464)

Net increase (decrease)	(80,433)	$(753,849)	(127,674)	$(1,307,179)	842,810	$7,700,072	4,544,432	$45,511,920

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust , on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2022, the Portfolios did not utilize the line of credit.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2022, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio concentration in such investments, this portfolio may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2022, none of the Portfolios engaged in security transactions with affiliated Portfolios.

41

Note 12.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

Note 13.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA Columbia Technology Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA Wellington Capital Appreciation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA Wellington Capital Appreciation Portfolio. The reorganization was consummated on November 8, 2021.

The table below shows the following information for the Reorganization:

•	The exchange ratio of shares of the Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.

•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of the Target Portfolio.

•

The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of the Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.

Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA Wellington Capital Appreciation	SA Columbia Technology				$236,965,300	$196,337,930
Class 1		0.1603	492,840	$28,259,876
Class 2		0.1648	161,299	$8,419,089
Class 3		0.1682	4,284,431	$209,571,239

For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

42

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganization:

SA Wellington Capital Appreciation Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Columbia Technology
Class 1	3,075,436	$28,259,876	$9.19	$6,565,106
Class 2	978,964	$8,419,089	$8.60	$4,998,714
Class 3	25,471,734	$209,571,239	$8.23	$29,063,550

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Wellington Capital Appreciation
Class 1	15,019,164	$861,211,506	$57.34	$264,189,520
Class 2	1,230,585	$64,231,130	$52.20	$12,049,891
Class 3	24,974,713	$1,221,630,351	$48.91	$131,727,803

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Wellington Capital Appreciation Portfolio
Class 1	15,512,004	$889,471,381	$57.34	$270,754,626
Class 2	1,391,884	$72,650,219	$52.20	$17,048,605
Class 3	29,259,144	$1,431,201,590	$48.91	$160,791,353

Assuming the Reorganization had been completed on January 1, 2021, the beginning of the reporting period for the Acquiring Portfolio, the unaudited pro forma results of operations for the period ended December 31, 2021, are as follows:

Acquiring Portfolio	Net Investment Income (loss)	Net Realized/ unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA Wellington Capital Appreciation	$(14,317,524)	$153,024,738	$138,707,214

Because the combined investment portfolio has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Statement of Operations since the Reorganization Date.

43

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/17	$38.15	$0.02	$12.31	$12.33		$—	$(3.72)	$(3.72)	$46.76	32.78%	$656,955	0.74%		0.05%		77%
12/31/18	46.76	(0.11)	0.27	0.16		—	(6.62)	(6.62)	40.30	(0.75)	706,136	0.74		(0.23)		91
12/31/19	40.30	(0.15)	11.88	11.73		—	(8.43)	(8.43)	43.60	31.17	709,996	0.74		(0.31)		70
12/31/20	43.60	(0.20)	27.70	27.50		—	(6.30)	(6.30)	64.80	64.53	873,694	0.74		(0.39)		118
12/31/21(6)	64.80	(0.34)	4.29	3.95	(4)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73		(0.53)		110	(5)
06/30/22(7)	53.33	(0.11)	(20.22)	(20.33)		—	—	—	33.00	(38.12)	475,774	0.74	(8)	(0.54	)(8)	53

SA Wellington Capital Appreciation Portfolio Class 2
12/31/17	36.77	(0.05)	11.85	11.80		—	(3.72)	(3.72)	44.85	32.57	50,028	0.89		(0.11)		77
12/31/18	44.85	(0.19)	0.30	0.11		—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89		(0.39)		91
12/31/19	38.34	(0.21)	11.25	11.04		—	(8.43)	(8.43)	40.95	30.95	46,494	0.89		(0.46)		70
12/31/20	40.95	(0.27)	25.96	25.69		—	(6.30)	(6.30)	60.34	64.28	63,956	0.89		(0.54)		118
12/31/21(6)	60.34	(0.40)	4.02	3.62	(4)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88		(0.68)		110	(5)
06/30/22(7)	48.54	(0.13)	(18.40)	(18.53)		—	—	—	30.01	(38.17)	38,493	0.89	(8)	(0.69	)(8)	53

SA Wellington Capital Appreciation Portfolio Class 3
12/31/17	35.87	(0.09)	11.56	11.47		—	(3.72)	(3.72)	43.62	32.46	643,066	0.99		(0.21)		77
12/31/18	43.62	(0.23)	0.31	0.08		—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99		(0.49)		91
12/31/19	37.08	(0.24)	10.85	10.61		—	(8.43)	(8.43)	39.26	30.84	655,204	0.99		(0.56)		70
12/31/20	39.26	(0.30)	24.84	24.54		—	(6.30)	(6.30)	57.50	64.11	938,153	0.99		(0.64)		118
12/31/21(6)	57.50	(0.43)	3.83	3.40	(4)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98		(0.79)		110	(5)
06/30/22(7)	45.48	(0.14)	(17.24)	(17.38)		—	—	—	28.10	(38.21)	980,686	0.99	(8)	(0.78	)(8)	53

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/17	12/31/18	12/31/19	12/31/20	12/31/21	06/30/22(7)(8)
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
(6)	Effective November 8, 2021, the Predecessor Portfolio was reorganized into the Portfolio (Acquiring Portfolio) (see Note 1). The performance and financial history prior to November 8, 2021 are that of the Predecessor Portfolio.
(7)	Unaudited.
(8)	Annualized.

See Notes to Financial Statements

44

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/17	$14.88	$0.28	$0.16	$0.44	$(0.28)	$—	$(0.28)	$15.04	2.97%	$801,507	0.58%		1.86%		33%
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57		2.28		16
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57		2.29		43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57		1.59		41
12/31/21(3)	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56		0.99		65
06/30/22(4)	15.31	0.09	(1.62)	(1.53)	—	—	—	13.78	(9.99)	875,757	0.56	(5)	1.20	(5)	48

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72		1.72		33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72		2.12		16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72		2.14		43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72		1.46		41
12/31/21(3)	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71		0.84		65
06/30/22(4)	15.36	0.08	(1.62)	(1.54)	—	—	—	13.82	(10.03)	16,532	0.71	(5)	1.05	(5)	48

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82		1.62		33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82		2.03		16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82		2.04		43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82		1.36		41
12/31/21(3)	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81		0.74		65
06/30/22(4)	15.27	0.07	(1.61)	(1.54)	—	—	—	13.73	(10.09)	565,723	0.81	(5)	0.95	(5)	48

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Effective November 8, 2021, the Predecessor Portfolio was reorganized into the Portfolio (Acquiring Portfolio) (see Note 1). The performance and financial history prior to November 8, 2021 are that of the Predecessor Portfolio.
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

45

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)	Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/17	$7.02	$0.07	$1.07	$1.14	$(0.02)	$—	$(0.02)	$8.14	16.26%	$18,244	0.86%		0.93%	117%
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	(0.41)	7.13	(7.49)	15,202	0.86		0.61	83
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	(0.01)	8.48	19.08	15,509	0.86		0.62	105
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	(0.22)	9.79	18.12	17,048	0.86		0.18	105
12/31/21(5)	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	0.86		(0.01)	85
06/30/22(6)	10.13	0.03	(1.94)	(1.91)	—	—	—	8.22	(18.85)	12,603	0.86	(7)	0.59 (7)	42

SA Wellington Strategic Multi-Asset Portfolio Class 3
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	(0.02)	8.12	16.08	13,231	1.11		0.43	117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	(0.39)	7.10	(7.81)	30,078	1.11		0.38	83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	(0.00)	8.44	18.88	50,779	1.11		0.35	105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.11		(0.09)	105
12/31/21(5)	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.11		(0.27)	85
06/30/22(6)	10.06	0.02	(1.93)	(1.91)	—	—	—	8.15	(18.99)	118,790	1.11	(7)	0.35 (7)	42

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/17	12/31/18	12/31/19	12/31/20	12/31/21	06/30/22(6)(7)
SA Wellington Strategic Multi-Asset Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/17	12/31/18	12/31/19	12/31/20	12/31/21	06/30/22(6)(7)
SA Wellington Strategic Multi-Asset Class 1	0.86%	0.60%	0.50%	0.44%	0.32%	0.30%
SA Wellington Strategic Multi-Asset Class 3	0.86	0.58	0.51	0.44	0.32	0.30
(5)	Effective November 8, 2021, the Predecessor Portfolio was reorganized into the Portfolio (Acquiring Portfolio) (see Note 1). The performance and financial history prior to November 8, 2021 are that of the Predecessor Portfolio.
(6)	Unaudited.
(7)	Annualized.

See Notes to Financial Statements

46

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2022 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2021, to December 31, 2021 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 15, 2022.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

47

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

48

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.19 (8/22)

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 7, 2022